CONSOLIDATED STATEMENTS OF OPERATIONS - (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Income Statement [Abstract]
Ordinary shares subject to possible redemption (in shares) | shares	78,727,446
Income attributable to ordinary shares subject to possible redemption | $	$ (111,486)